DEBENTURES (Schedule of Maturities of Debentures) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Repayment schedule (carrying amount):
Accretion of carrying amount to principal amount	$ (11,629)
Carrying amount	$ 181,665
Debentures Series G [Member]
Debt Instrument [Line Items]
Interest rate	2.79%
Repayment schedule (carrying amount):
2018
2019
2020	38,568
2021	38,568
2022	38,568
2023 and on	19,283
Total	$ 134,987
Jazz's Notes [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Repayment schedule (carrying amount):
2018	$ 58,307
2019
2020
2021
2022
2023 and on
Total	58,307
Total outstanding principal amounts of debentures [Member]
Repayment schedule (carrying amount):
2018	58,307
2019
2020	38,568
2021	38,568
2022	38,568
2023 and on	19,283
Total	$ 193,294